Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Additional paid-in capital	Retained earnings	Accumulated other Comprehensive Income (loss)	Non-controlling interests	Total
Balance at Dec. 31, 2021	$ 1,165	$ 184,047	$ 70,660	$ 9,264	$ 10,420	$ 275,556
Balance (in Shares) at Dec. 31, 2021	49,073,055
Net income			40,470		5,809	46,279
Other comprehensive loss				(15,823)	(3,276)	(19,099)
Total comprehensive income			40,470	(15,823)	2,533	27,180
Exercise of options	$ 1					1
Exercise of options (in Shares)	20,000
Dividend to Magic’s shareholders			(24,841)			(24,841)
Dividend to non-controlling interests in subsidiaries					(4,170)	(4,170)
Cost of share-based payment		(56)			2,135	2,079
Acquisition of subsidiaries		(721)			(133)	(854)
Settlement of put options over non-controlling interest		(1,239)			2,599	1,360
Balance at Dec. 31, 2022	$ 1,166	182,031	86,289	(6,559)	13,384	276,311
Balance (in Shares) at Dec. 31, 2022	49,093,055
Net income			37,031		5,471	42,502
Other comprehensive loss				(3,755)	(674)	(4,429)
Total comprehensive income			37,031	(3,755)	4,797	38,073
Exercise of options		22				22
Exercise of options (in Shares)	6,250
Dividend to Magic’s shareholders			(30,798)			(30,798)
Dividend to non-controlling interests in subsidiaries					(4,055)	(4,055)
Cost of share-based payment		(225)			4,023	3,798
Non-controlling interests arising from initially consolidated companies					3,644	3,644
Acquisition of non-controlling interests		(67)			(3,199)	(3,266)
Settlement of put options over non-controlling interest		846			6,369	7,215
Balance at Dec. 31, 2023	$ 1,166	182,607	92,522	(10,314)	24,963	290,944
Balance (in Shares) at Dec. 31, 2023	49,099,305
Net income			36,883		6,408	43,291
Other comprehensive loss				(1,800)	(123)	(1,923)
Total comprehensive income			129,405	(12,114)	31,248	332,312
Dividend to Magic’s shareholders			(21,603)			(21,603)
Dividend to non-controlling interests in subsidiaries					(9,988)	(9,988)
Cost of share-based payment					1,607	1,607
Non-controlling interests arising from initially consolidated companies					80	80
Initial recognition of non-controlling interests		81			90	171
Acquisition of non-controlling interests					(314)	(314)
Settlement of put options over non-controlling interest		(2,352)			1,156	(1,196)
Balance at Dec. 31, 2024	$ 1,166	$ 180,336	$ 107,802	$ (12,114)	$ 23,879	$ 301,069
Balance (in Shares) at Dec. 31, 2024	49,099,305